Fair Value Measurements - Schedule of Assets and Liabilities Measured At fair Value ON a Recurring Basis (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Assets, Fair Value Disclosure [Abstract]
Marketable securities held in Trust Account	$ 57,506,681	$ 0
Fair Value, Recurring [Member] | Level 1
Assets, Fair Value Disclosure [Abstract]
Marketable securities held in Trust Account	57,506,681
BETTER THERAPEUTICS OPCO [Member]
Liabilities, Fair Value Disclosure [Abstract]
SAFE Agreements	39,194,000	11,740
BETTER THERAPEUTICS OPCO [Member] | Fair Value, Recurring [Member]
Liabilities, Fair Value Disclosure [Abstract]
SAFE Agreements	39,194,000	11,740,000
BETTER THERAPEUTICS OPCO [Member] | Fair Value, Recurring [Member] | Level 1
Liabilities, Fair Value Disclosure [Abstract]
SAFE Agreements	0	0
BETTER THERAPEUTICS OPCO [Member] | Fair Value, Recurring [Member] | Level 2
Liabilities, Fair Value Disclosure [Abstract]
SAFE Agreements	0	0
BETTER THERAPEUTICS OPCO [Member] | Fair Value, Recurring [Member] | Level 3
Liabilities, Fair Value Disclosure [Abstract]
SAFE Agreements	$ 39,194,000	$ 11,740,000